Statutory Information and Restrictions (Effects On statutory Surplus Compared To NAIC Statutory Surplus) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Calculation of reserves using the Indiana universal life method [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	$ 3	$ 6
Conservative valuation rate on certain variable annuities [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	(36)	(40)
Calculation of reserves using continuous CARVM [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	(1)
Conservative Reg 213 Reserves On VA Contracts [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	(37)	(27)
Derivative Instruments And Equity Indexed Reserves [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	14	(113)
Assets in Group Fixed Annuity Contracts Held at General Account Values [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	436
Lesser of LOC and XXX additional reserve as surplus [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	1,838	1,847
LLC Notes And Variable Value Surplus Notes [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	1,547	1,616
Excess Of Loss Reinsurance Treaties [Member]
Statutory accounting practices [Line Items]
Effects on statutory surplus compared to NAIC statutory surplus from the use of prescribed and permitted practices	$ 549	$ 493